Investment Objectives and Goals - Calamos Autocallable Growth ETF	Apr. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Autocallable Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Autocallable Growth ETF (the "Fund") seeks to generate long-term capital growth while providing reduced downside risk through exposure to the MerQube US Large-Cap Advantage Autocallable Growth Index (the "Autocallable Index"). The Autocallable Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic autocallable notes (each an "Autocallable" and the theoretical portfolio of Autocallables, the "Index Portfolio"). The reduced downside risk that the Fund seeks to deliver is relative to owning a single underlying autocallable note (and not relative to risk associated with investing in the S&P 500), because exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk, diversification across multiple notes (i.e., not subject to a single maturity barrier), and contingent maturity barriers that may help preserve capital over time. As part of the Fund's seeking to generate long-term growth, any coupons due and payable on individual synthetic Autocallable notes will, when and if payable, be paid into the Fund.